SUPPLEMENT
                             DATED FEBRUARY 14, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================

         George H. Boyd, III and E. K. Easton Ragsdale have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Boyd and Ragsdale replace the fund's former co-portfolio managers, David E. Byrket and Frederick W. Herrmann. The combined Prospectus, dated May 1, 2002, for the above referenced funds (the "Prospectus") is hereby revised as follows:

On Page 18 of the Prospectus, the biographical information regarding David E. Byrket and Frederick W. Herrmann is replaced with the following:



----------------------- ------------------------- --------- -------------------------------------------------
Fund                    Portfolio Manager(s)      Since     Past 5 Years' Business Experience
----------------------- ------------------------- --------- -------------------------------------------------

WPG Quantitative         George H. Boyd, III       2003     Senior Managing Director and Head of the Equity
Equity Fund                                                 Investment area of the adviser since 2001.
                                                            Prior thereto, Chief Institutional Portfolio
                                                            Manager at Brown Brothers Harriman.

                                                            Portfolio Manager of the adviser since 2003.
                        E. K. Easton Ragsdale     2003      Prior thereto, Managing Director and Associate
                                                            Head of Equity at State Street Research &
                                                            Management Co.
----------------------- ------------------------- --------- -------------------------------------------------






                                   SUPPLEMENT
                             DATED FEBRUARY 14, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002


                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================

         George H. Boyd, III and E. K. Easton Ragsdale have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Boyd and
Ragsdale replace the fund's former co-portfolio managers, David E. Byrket and Frederick W. Herrmann. The combined Statement of Additional Information, dated
May 1, 2002, for the above referenced funds (the "SAI") is hereby revised as follows:

         1. On page 32 of the SAI in the second full paragraph, the references to David E. Byrket and Frederick W. Herrmann are deleted.

         2. On page 39 of the SAI, the descriptions of David E. Byrket and Frederick W. Herrmann are deleted and replaced with the following:

-------------------------------------- ---------------------------------------------------------
Name, Address and Date of Birth        Principal Occupation(s) During Past Five Years
-------------------------------------- ---------------------------------------------------------
George H. Boyd, III*                   Senior Managing Director and Head of the Equity
One New York Plaza                     Investment, WPG (since 2001).  Prior thereto, Chief
New York, New York 10004               Institutional Portfolio Manager, Brown Brothers Harriman.

01/01/46

-------------------------------------- ---------------------------------------------------------
E. K. Easton Ragsdale*                 Portfolio Manager, WPG (since 2003). Prior thereto,
One New York Plaza                     Managing Director and Associate Head of Equity,
New York, New York 10004               State Street Research & Management Co.

10/16/51
----------------------------------------------- ------------------------------------------------

* Deemed to be "interested persons" of the funds.